COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments, and Other Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Capital commitments	$ 1,231,735
Lease expiry dates - as grantor	February 2022
Rental expenses (including contingent fees)	21,815	18,573	16,944
Minimum rental expenses	17,586	15,003	16,944
Contingent rental expenses	4,229	3,570	0
Contingent fees received	$ 27,287	$ 22,906	$ 18,053
Mocha Clubs [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	July 2033
City of Dreams Manila [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	July 2033